Investments in Entities and its Valuations (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2014
Investments in Entities and its Valuations (Textual)
Cost method investments	$ 0	$ 75,547	$ 0
Jiaxing Yitou Shangma Investments Limited Partnership Company [Member]
Investments in Entities and its Valuations (Textual)
Percentage of ownership interest acquired				10.00%
Impairment loss on investment	0	74,507	0
Investment income	$ 0	$ 0	$ 0